Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Financial Instruments [Abstract]
Schedule of Derivative Financial Instruments
	2023	2022

Call option	5,610,000	9,263,296
	5,610,000	9,263,296